Long-Term Debt, Net of Debt Issuance Costs and Discount - Equipment Lease and Other Arrangements (Mexico) - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amortization of debt issuance costs			$ 143,000	$ 412,000	$ 1,663,000	$ 1,303,000	$ 715,000
Debt instrument, amount outstanding			$ 122,636,000		$ 125,445,000	$ 136,584,000
Mexico [Member]
Debt Instrument [Line Items]
Average interest rate on short-term borrowings					5.80%	6.10%
Mexico [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs					$ 1,700,000	$ 1,300,000	$ 700,000
Mexico [Member] | Construction Financing Agreement, October 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, total amount		$ 1,800,000
Debt instrument, interest rate		7.00%
Debt instrument frequency of principal payment					monthly
Debt instrument payment, start date					2015-10
Debt instrument payment, end date					2016-10
Debt instrument, amount outstanding					$ 0	$ 1,200,000
Mexico [Member] | Lease Agreement, January 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding					$ 8,000,000
Lease agreement amended value	$ 10,000,000
Effective interest rate of lease agreement	4.30%
Lease agreement period	24 months
Mexico [Member] | Lease Agreement, January 2016 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Initial amount of lease agreement	$ 9,500,000